RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2019
RELATED PARTY TRANSACTIONS
Schedule of Amount Due From/To Related Parties
(a)	Details of outstanding balances with the Group’s related parties as of December 31, 2018 and 2019 were as follows:

Amount due from related parties:

		As of December 31,
Name of related parties	Relationship	2018	2019

Mambo Fiesta Limited. (1)	Shareholder of the Company	$16	$17
Shanghai Qingxuan Co.,Ltd. (1)	Entity controlled by Mr. Herman Man Guo	1	1
Global Earning Pacific Ltd. (1)	Shareholder of the Company	1	2
Wealthy Environment Limited. (1)	Shareholder of the Company	—	1
AirMedia Holding Ltd. (1)	Entity controlled by Mr. Herman Man Guo	—	3
AirMedia Merger Company Ltd. (1)	Entity controlled by Mr. Herman Man Guo	—	3

		$18	$27
(1)	The amounts represent interest free advances to the related parties in a short-term basis for operation purpose.

Amount due to related parties:

		As of December 31,
Name of related parties	Relationship	2018	2019

Beijing Eastern Media Corporation Ltd. (1)	Equity method investment	$228	$254
Mrs. Dan Shao	Principal Shareholder	—	2,873
		$228	$3,127
(1)

On the consolidated balance sheets as of December 31, 2018 issued in previous year, the Company disclosed accounts payable amounted to $39,304, which included the amount due to Beijing Eastern Media Corporation Ltd. (“BEMC”) of $228. The Company holds 49% of equity interest in BEMC and accounted BEMC as equity method investment as of December 31, 2018 and 2019.  BEMC should be considered as a related party of the Company. The Company analyzed the misstatement of these disclosure on quantitative impact and qualitative impact, and concluded that the impact of above difference was not material in both quantitative view and qualitative view. Therefore, no restatement on the previously issued financial statement is necessary. However, the Company revised the comparable financial statement as of December 31, 2018 in this annual report for the comparable purpose. Accounts payable was revised from $39,304 to $39,076, while the amount due to related party was revised from nil to $228 as of December 31, 2018.

(b)	Details of transactions with the Group’s related parties for the years ended December 31, 2018 and 2019 were as follows:

	For the year ended December 31,
Transactions	2018	2019

Sales to Unicom AirNet.	$78	$—
Purchase from Beijing Eastern Media Corporation Ltd.	$157	$2,423